Retirement Plans And Postretirement Benefits (Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$ 123,463
Fair value of plan assets at end of year	115,199	$ 123,463
U.S. [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	139,746	140,230
Service cost	1,315	1,305	$ 1,325
Interest cost	4,709	5,352	5,744
Participant contributions	0	0
Foreign currency exchange rates	0	0
Actuarial (gain) loss	(8,297)	3,212
Gross benefits paid	10,488	10,353
Net benefit obligation at end of year	126,985	139,746	140,230
Changes in Plan Assets:
Fair value of plan assets at beginning of year	109,845	100,905
Actual return on plan assets	(5,091)	12,620
Foreign currency exchange rate changes		0
Employer contributions	5,579	6,673
Participant contributions		0
Gross benefits paid	(10,488)	(10,353)
Fair value of plan assets at end of year	99,845	109,845	100,905
Funded status (underfunded):	(27,140)	(29,901)
Prior service credit	0	0
Non-current assets		0
Current liabilities	(430)	(433)
Non-current liabilities	(26,710)	(29,468)
Net amount recognized	(27,140)	(29,901)
U.S. [Member] | Postretirement Benefit Costs [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	8,461	10,175
Service cost	0	0	0
Interest cost	264	333	360
Foreign currency exchange rates	0	0
Actuarial (gain) loss	1,028	1,257
Gross benefits paid	532	790
Plan amendment	0	0
Net benefit obligation at end of year	7,165	8,461	10,175
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0	0
Employer contributions	532	790
Gross benefits paid	(532)	(790)
Fair value of plan assets at end of year	0	0	0
Funded status (underfunded):	(7,165)	(8,461)
Prior service credit	0	0
Current liabilities	(783)	(855)
Non-current liabilities	(6,382)	(7,606)
Net amount recognized	(7,165)	(8,461)
Foreign [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	20,407	18,237
Service cost	674	710	698
Interest cost	253	199	243
Participant contributions	392	252
Foreign currency exchange rates	(339)	1,069
Actuarial (gain) loss	711	63
Gross benefits paid	234	123
Net benefit obligation at end of year	22,332	20,407	18,237
Changes in Plan Assets:
Fair value of plan assets at beginning of year	13,618	11,871
Actual return on plan assets	538	415
Foreign currency exchange rate changes	(154)	545
Employer contributions	726	658
Participant contributions	392	252
Gross benefits paid	(234)	(123)
Fair value of plan assets at end of year	15,354	13,618	11,871
Funded status (underfunded):	(6,978)	(6,789)
Prior service credit	0	0
Non-current assets	147	0
Current liabilities	(117)	(146)
Non-current liabilities	(7,008)	(6,643)
Net amount recognized	(6,978)	(6,789)
Foreign [Member] | Postretirement Benefit Costs [Member]
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	12,172	10,700
Service cost	1	2	4
Interest cost	700	653	764
Foreign currency exchange rates	(1,333)	931
Actuarial (gain) loss	(47)	(742)
Gross benefits paid	926	856
Plan amendment	0	0
Net benefit obligation at end of year	10,661	12,172	10,700
Changes in Plan Assets:
Fair value of plan assets at beginning of year	0	0
Employer contributions	926	856
Gross benefits paid	(926)	(856)
Fair value of plan assets at end of year	0	0	$ 0
Funded status (underfunded):	(10,661)	(12,172)
Prior service credit	0	0
Current liabilities	(851)	(912)
Non-current liabilities	(9,810)	(11,260)
Net amount recognized	$ (10,661)	$ (12,172)